Document and Entity Information	Nov. 20, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 20, 2024
Entity Registrant Name	Jazz Pharmaceuticals plc
Entity Incorporation State Country Code	L2
Entity File Number	001-33500
Entity Tax Identification Number	98-1032470
Entity Address Address Line 1	Fifth Floor, Waterloo Exchange
Entity Address Address Line 2	Waterloo Road
Entity Address City Or Town	Dublin 4
Entity Address Country	IE
Entity Address Postal Zip Code	D04 E5W7
Country Region	353
City Area Code	1
Local Phone Number	634-7800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary shares, nominal value $0.0001 per share
Trading Symbol	JAZZ
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001232524
Amendment Flag	false